PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation expense
Depreciation of property and equipment	¥ 3,262,039	¥ 3,027,954	¥ 3,053,194
Costs of revenue
Depreciation expense
Depreciation of property and equipment	3,196,952	2,937,193	2,960,711
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	63,590	86,675	87,619
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 1,497	¥ 4,086	¥ 4,864